Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common share capital	Additional paid-in capital	Retained earnings	Treasury common shares	Accumulated other comprehensive income (loss)
Balance at beginning of year (in shares) at Dec. 31, 2020		50,010,948
Balance at beginning of year at Dec. 31, 2020		$ 500,000	$ 1,013,326,000	$ 33,918,000	$ (16,116,000)	$ (49,680,000)
Balance at beginning of year (in shares) at Dec. 31, 2020					619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(534,828)			(534,828)
Retirement of shares		$ (5,000)	(10,834,000)	(4,972,000)	$ 15,812,000
Issuance of common shares (in shares)		435,231
Issuance of common shares		$ 4,000	(3,000)
Share-based compensation			14,539,000
Share-based settlements			612,000
Net Income for the year	$ 162,668,000			162,668,000
Common share cash dividends declared and paid, $1.76 per share (2022: $1.76 per share)				(87,285,000)
Purchase of treasury common shares (in shares)	534,828				534,828
Purchase of treasury common shares	$ (19,753,336)				$ (19,754,000)
Other comprehensive income (loss), net of taxes	(75,237,000)					(75,237,000)
Balance at end of year (in shares) at Dec. 31, 2021		49,911,351
Balance at end of period at Dec. 31, 2021	977,493,000	$ 499,000	1,017,640,000	104,329,000	$ (20,058,000)	(124,917,000)
Balance at end of year (in shares) at Dec. 31, 2021					619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(102,000)			(102,000)
Retirement of shares		$ (1,000)	(2,080,000)	(1,274,000)	$ 3,355,000
Issuance of common shares (in shares)		468,115
Issuance of common shares		$ 5,000	(5,000)
Share-based compensation			16,441,000
Share-based settlements			636,000
Net Income for the year	$ 214,020,000			214,020,000
Common share cash dividends declared and paid, $1.76 per share (2022: $1.76 per share)				(87,343,000)
Purchase of treasury common shares (in shares)	102,000				102,000
Purchase of treasury common shares	$ (3,897,268)				$ (3,897,000)
Other comprehensive income (loss), net of taxes	(252,535,000)					(252,535,000)
Balance at end of year (in shares) at Dec. 31, 2022		50,277,466
Balance at end of period at Dec. 31, 2022	$ 864,815,000	$ 503,000	1,032,632,000	229,732,000	$ (20,600,000)	(377,452,000)
Balance at end of year (in shares) at Dec. 31, 2022	619,212				619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)	(3,133,717)	(3,133,717)			(3,133,717)
Retirement of shares		$ (32,000)	(64,536,000)	(26,518,000)	$ 91,086,000
Issuance of common shares (in shares)		385,296
Issuance of common shares		$ 4,000	(4,000)
Share-based compensation			20,232,000
Share-based settlements			580,000
Net Income for the year	$ 225,492,000			225,492,000
Common share cash dividends declared and paid, $1.76 per share (2022: $1.76 per share)				(86,186,000)
Purchase of treasury common shares (in shares)	3,133,717				3,133,717
Purchase of treasury common shares	$ (88,590,240)				$ (88,590,000)
Other comprehensive income (loss), net of taxes	67,254,000					67,254,000
Balance at end of year (in shares) at Dec. 31, 2023		47,529,045
Balance at end of period at Dec. 31, 2023	$ 1,003,597,000	$ 475,000	$ 988,904,000	$ 342,520,000	$ (18,104,000)	$ (310,198,000)
Balance at end of year (in shares) at Dec. 31, 2023	619,212				619,212